Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Evaluates Segmental Performance	ADSE evaluates segmental performance based on segment revenue and segment earnings before interest, taxation, depreciation, and amortization (EBITDA). Inter-segment sales are priced along the same lines as sales to external customers.
kEUR	2023
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	102,413	4,971	107,384	-	107,384
Inter-segment revenues	1,152	-	1,152	-1,152	-
Total revenue	103,565	4,971	108,536	-1,152	107,384

Earnings before interest taxation depreciation and amortization (EBITDA)	-33,560	-6,296	-39,856	182	-39,674
Depreciation and amortization	-4,773	-77	-4,850	-	-4,850
Operating result (EBIT)	-38,333	-6,373	-44,707	182	-44,525
Financial income	190	-	190	-	190
Financial expenses	-11,095	-2,791	-13,886	-	-13,886
Financial result	-10,906	-2,791	-13,697	-	-13,697
Profit before tax	-49,239	-9,164	-58,403	182	-58,221
Income tax benefits	3,141	-	3,141	-	3,141
Profit for the year	-46,099	-9,164	-55,263	182	-55,081

kEUR	2022
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	25,699	731	26,430	-	26,430
Inter-segment revenues	19,924	-	19,924	-19,924	-
Total revenue	45,623	731	46,354	-19,924	26,430

Earnings before interest taxation depreciation and amortization (EBITDA)	-20,711	-8,219	-28,931	-3,156	-32,086
Depreciation and amortization	-4,312	-25	-4,337	-	-4,337
Operating result (EBIT)	-25,023	-8,245	-33,268	-3,156	-36,423
Financial income	19,922	-	19,922	593	20,515
Financial expenses	-424	-3	-427	-	-427
Financial result	19,498	-3	19,495	593	20,089
Profit before tax	-5,525	-8,248	-13,772	-2,562	-16,335
Income tax expenses	-3,060	-	-3,060	488	-2,572
Profit for the year	-8,584	-8,248	-16,832	-2,075	-18,906
kEUR	2021
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	33,035	-	33,035	-	33,035
Inter-segment revenues	2,206	-	2,206	2,206	-
Total revenue	35,241	-	35,241	2,206	33,035

Earnings before interest taxation depreciation and amortization (EBITDA)	-14,467	-774	-15,241	82	-15,159
Depreciation and amortization	-3,485	-	-3,485	-	-3,485
Operating result (EBIT)	-17,952	-774	-18,725	82	-18,643
Financial income	47	-	47	-	47
Financial expenses	-2,835	-	-2,835	-	-2,835
Listing fee	-65,796	-	-65,796	-	-65,796
Financial result	-68,583	-	-68,583	-	-68,583
Profit before tax	-86,535	-774	-87,309	82	-87,227
Income tax expenses	-413	-	-413	-	-413
Profit for the year	-86,948	-774	-87,722	82	-87,640

Schedule of Total Non-Current Assets of Both Reportable Segments	Total non-current assets of both reportable segments can be broken down as follows:
kEUR	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Europe	50,206	40,811	24,072
North America	54	126	-
Eliminations	-15,360	-6,745	-
Total non-current assets	34,900	34,192	24,072

Schedule of Total Current Assets	Total current assets of both reportable segments can be broken down as follows:
kEUR	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Europe	80,218	108,050	126,103
North America	12,632	22,404	3,174
Eliminations	-3,342	-25,204	-2,124
Total current assets	89,509	105,250	127,152

Schedule of Total Liabilities	Total liabilities of both reportable segments can be broken down as follows:
kEUR	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Europe	77,047	57,698	54,170
North America	14,978	24,208	2,369
Eliminations	-1,536	-23,211	-2,206
Total liabilities	90,489	58,695	54,332

Schedule of Total Revenues	Total revenues of both reportable segments can be broken down as follows:
kEUR	2023	2022	2021
Europe	103,565	45,623	33,035
North America	4,971	731	-
Eliminations	-1,152	-19,924	-
Total revenues	107,384	26,430	33,035